Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 116,390	$ 107,171
Total loans, net of allowance for loan losses	675,932	646,393
FINANCIAL LIABILITIES
Securitization liabilities at amortized cost	14,179	14,683
Subordinated notes and debentures	10,596	8,740
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	116,390	107,171
Total loans, net of allowance for loan losses	675,932	646,393
Total financial assets not carried at fair value	792,322	753,564
FINANCIAL LIABILITIES
Total deposits, other than trading	870,326	851,439
Securitization liabilities at amortized cost	14,179	14,683
Subordinated notes and debentures	10,596	8,740
Total financial liabilities not carried at fair value	895,101	874,862
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	67,973	60,535
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	48,417	46,636
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	116,675	106,264
Total loans, net of allowance for loan losses	678,698	642,542
Total financial assets not carried at fair value	795,373	748,806
FINANCIAL LIABILITIES
Total deposits, other than trading	874,269	846,148
Securitization liabilities at amortized cost	14,347	14,654
Subordinated notes and debentures	11,192	9,027
Total financial liabilities not carried at fair value	899,808	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	68,112	59,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 48,563	$ 46,316